Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Liabilities [Abstract]
Accrued Liabilities

10. Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2019	2018
Accrued loan interest and loan fees	$ 3,403	$ 5,701
Accrued operating expenses	5,339	5,519
Accrued capitalized expenses	4,263	—
Accrued voyage expenses and commissions	1,356	4,320
Accrued general and administrative expenses	1,795	1,200

Total	$ 16,156	$ 16,740